Hennessy Japan Fund
Hennessy Japan Fund
Investment Objective
The Hennessy Japan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Japan Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Japan Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.91%	0.67%
Shareholder Servicing Fee		0.10%	none
All Remaining Other Expenses		0.81%	0.67%
Total Annual Fund Operating Expenses		1.91%	1.67%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Japan Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	194	600	1,032	2,233
Institutional Class	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”), had a portfolio turnover rate of 6% of the average value of its portfolio.

Principal Investment Strategy
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $22.5 billion.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund may invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information
The Fund is the successor to the Predecessor Japan Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Fund. The Predecessor Japan Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY JAPAN FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns Hennessy Japan Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Japan Fund - Investor Returns before taxes	26.16%	13.35%	7.55%
Institutional Class	Hennessy Japan Fund - Institutional Returns before taxes	26.38%	13.57%	7.71%
After Taxes on Distributions Investor Class	Hennessy Japan Fund - Investor Returns after taxes on distributions	26.16%	13.38%	7.26%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Japan Fund - Investor Returns after taxes on distributions and sale of Fund shares	14.80%	10.76%	6.05%
Russell/Nomura Total Market Index	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)	26.57%	7.72%	4.36%
TOPIX	TOPIX (reflects no deduction for fees, expenses or taxes)	26.35%	7.64%	4.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.